Related Party Transactions - Shipbuilding and Site Supervision Services Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Aggregate shipbuilding and site supervision costs	$ 444,493	$ 357,602
Affiliated Entity | Liquefied Natural Gas | Newbuildings
Related Party Transaction [Line Items]
Shipbuilding and site supervision costs	13,200	8,500	$ 4,300
Affiliated Entity | Liquefied Natural Gas | Newbuildings | Teekay Corporation Subsidiaries
Related Party Transaction [Line Items]
Aggregate shipbuilding and site supervision costs	$ 11,900	$ 10,100